SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2024 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,272	6,175	—	8,447
Purchased power	—	4,143	—	4,143
Operation, maintenance and administration	495	728	36	1,259
Depreciation, amortization and asset removal costs	554	503	—	1,057
Income (loss) before financing charges and income tax expense	1,223	801	(36)	1,988

Capital investments	1,860	1,185	—	3,045

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,217	5,582	—	7,799
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	520	774	22	1,316
Depreciation, amortization and asset removal costs	526	460	—	986
Income (loss) before financing charges and income tax expense	1,171	696	(22)	1,845

Capital investments	1,493	1,015	—	2,508
Total Assets by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	21,586	19,751
Distribution	14,019	12,693
Other	993	263
Total assets	36,598	32,707
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	157	157
Distribution	216	216
Total goodwill	373	373